Condensed Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Fixed maturity securities:
Bonds available for sale, at fair value, net of allowance for credit losses of $148 in 2022 and $78 in 2021 (amortized cost: 2022 - $181,274; 2021 - $182,593)*	[1]	$ 156,793	$ 198,568
Other bond securities	[1]	3,769	2,082
Equity securities, at fair value	[1]	170	242
Mortgage and other loans receivable	[1]	44,566	39,388
Other investments	[1]	10,418	10,567
Short-term Investments	[1]	4,400	5,471
Total investments		220,116	256,318
Cash	[1]	552	537
Accrued investment income	[1]	1,813	1,760
Premiums and other receivables, net of allowance for credit losses and disputes of $1 in 2022 and $1 in 2021		916	884
Reinsurance assets, net of allowance for credit losses and disputes		2,517	3,101
Deferred income taxes		8,831	4,796
Deferred policy acquisition costs and value of business acquired		10,563	10,598
Market risk benefit assets, at fair value		796	610
Other assets	[1]	2,521	3,614
Separate account assets, at fair value		84,853	109,111
Total assets		360,322	425,431
Liabilities:
Future policy benefits for life and accident and health insurance contracts		50,518	64,270
Policyholder contract deposits (portion measured at fair value: 2022 - $5,464; 2021 - $5,702)		156,058	151,545
Market risk benefit liabilities, at fair value		4,736	7,499
Other policyholder funds		2,885	2,879
Short-term debt		1,500	8,317
Long-term debt		7,868	427
Separate account liabilities		84,853	109,111
Total liabilities		350,003	396,359
Contingencies, commitments and guarantees
Redeemable noncontrolling interest		0	83
Corebridge Shareholders' equity:
Common stock, value		6
Additional paid-in capital		8,030	8,054
Retained earnings		18,207	10,937
Accumulated other comprehensive income (loss)		(16,863)	8,233
Total Corebridge Shareholders' equity		9,380	27,230
Non-redeemable noncontrolling interests		939	1,759
Total equity		10,319	28,989
Total liabilities, redeemable noncontrolling interest and equity		360,322	425,431
Common Stock Class A
Corebridge Shareholders' equity:
Common stock, value			5
Common Stock Class B
Corebridge Shareholders' equity:
Common stock, value			1
Fortitude RE
Fixed maturity securities:
Reinsurance assets, net of allowance for credit losses and disputes		26,844	34,102
Liabilities:
Fortitude Re funds withheld payable (portion measured at fair value: 2022 - $1,262; 2021 - $7,974)		26,551	35,144
Excluding Fortitude
Liabilities:
Other liabilities (portion measured at fair value: 2022 - $97; 2021 - $191)*	[1]	9,076	10,231
Consolidated Entities, Excluding Consolidated Investments
Liabilities:
Long-term debt		7,868	427
Debt of consolidated investment entities
Liabilities:
Long-term debt	[1]	$ 5,958	$ 6,936

[1]	See Note 9 for details of balances associated with variable interest entities